Commitments and Contingencies (Details 1) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Environmental Commitments and Contingencies (Amounts in Paragraphs)
Amounts accrued for probable environmental remediation costs	$ 370	$ 381
Financial Arrangements (Amounts in Paragraph)
Unused standby letters of credit and bank guarantees	235
Surety Bond Outstanding	151
Other Current Liabilities [Member]
Environmental Commitments and Contingencies (Amounts in Paragraphs)
Amounts accrued for probable environmental remediation costs	113
Other Noncurrent Liabilities [Member]
Environmental Commitments and Contingencies (Amounts in Paragraphs)
Amounts accrued for probable environmental remediation costs	257
Environmental Issue [Member]
Environmental Commitments and Contingencies (Amounts in Paragraphs)
Low-end of the range of reasonably possible future costs for environmental remediation sites	353	363
High-end of the range of reasonably possible future costs for environmental remediation sites	$ 812	$ 809